Transamerica ClearTrack® 2030

SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 52.4%
International Equity Funds - 7.4%
Transamerica Emerging Markets Opportunities (A)	102,165	$ 817,323
Transamerica International Focus (A)	194,664	1,650,746
Transamerica International Stock (A)	132,316	1,657,917
		4,125,986
International Fixed Income Fund - 4.0%
Transamerica Emerging Markets Debt (A)	240,636	2,225,887
U.S. Equity Funds - 17.2%
Transamerica Capital Growth (A)(B)	136,931	1,089,970
Transamerica Large Cap Value (A)	214,426	3,115,606
Transamerica Mid Cap Growth (A)(B)	102,437	965,982
Transamerica Mid Cap Value Opportunities (A)	85,885	1,028,908
Transamerica Small Cap Growth (A)	102,725	726,265
Transamerica Small Cap Value (A)	119,136	767,234
Transamerica US Growth (A)	58,469	1,852,885
		9,546,850
U.S. Fixed Income Funds - 23.8%
Transamerica Bond (A)	1,221,220	9,867,460
Transamerica High Yield Bond (A)	416,269	3,384,263
		13,251,723
Total Investment Companies (Cost $30,268,123)		29,150,446
EXCHANGE-TRADED FUNDS - 46.8%
International Equity Funds - 14.0%
iShares Core MSCI EAFE ETF	70,620	5,280,964
	Shares	Value
EXCHANGE-TRADED FUNDS (continued)
International Equity Funds (continued)
iShares Core MSCI Emerging Markets ETF	20,159	$ 1,087,376
iShares Global REIT ETF	58,421	1,443,583
		7,811,923
U.S. Equity Fund - 16.6%
iShares Core S&P 500 ETF	16,735	9,259,810
U.S. Fixed Income Funds - 16.2%
iShares 0-5 Year TIPS Bond ETF	30,883	3,086,447
iShares Core U.S. Aggregate Bond ETF	59,714	5,918,255
		9,004,702
Total Exchange-Traded Funds (Cost $25,231,775)		26,076,435

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 2.50% (C), dated 07/31/2024, to be repurchased at $503,902 on 08/01/2024. Collateralized by a U.S. Government Obligation, 5.00%, due 09/30/2025, and with a value of $514,091.	$ 503,867	503,867
Total Repurchase Agreement (Cost $503,867)		503,867
Total Investments (Cost $56,003,765)		55,730,748
Net Other Assets (Liabilities) - (0.1)%		(78,680)
Net Assets - 100.0%		$ 55,652,068
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$29,150,446	$—	$—	$29,150,446
Exchange-Traded Funds	26,076,435	—	—	26,076,435
Repurchase Agreement	—	503,867	—	503,867
Total Investments	$55,226,881	$503,867	$—	$55,730,748
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2024	Shares as of July 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$8,077,597	$2,084,462	$(855,000)	$(164,656)	$725,057	$9,867,460	1,221,220	$314,642	$—
Transamerica Capital Growth	849,441	63,896	(125,000)	31,331	270,302	1,089,970	136,931	—	—
Transamerica Funds

Transamerica ClearTrack® 2030

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2024	Shares as of July 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Emerging Markets Debt	$2,015,662	$190,860	$(165,727)	$(24,785)	$209,877	$2,225,887	240,636	$84,995	$—
Transamerica Emerging Markets Opportunities	858,566	75,658	(225,661)	(115,409)	224,169	817,323	102,165	25,148	—
Transamerica High Yield Bond	3,021,739	397,119	(245,000)	(36,301)	246,706	3,384,263	416,269	154,769	—
Transamerica International Focus	1,483,619	192,738	(179,590)	(38,153)	192,132	1,650,746	194,664	53,480	73,325
Transamerica International Stock	1,493,250	117,956	(325,000)	(961)	372,672	1,657,917	132,316	53,067	—
Transamerica Large Cap Value	2,851,471	324,137	(640,694)	(32,627)	613,319	3,115,606	214,426	28,019	211,406
Transamerica Mid Cap Growth	818,154	18,426	(89,589)	(49,524)	268,515	965,982	102,437	—	—
Transamerica Mid Cap Value Opportunities	856,877	91,966	(59,999)	(20,200)	160,264	1,028,908	85,885	9,427	34,848
Transamerica Small Cap Growth	696,686	61,508	(166,859)	(71,686)	206,616	726,265	102,725	—	35,059
Transamerica Small Cap Value	679,934	65,338	(188,730)	(257,511)	468,203	767,234	119,136	23,805	—
Transamerica US Growth	1,880,164	106,014	(682,244)	198,565	350,386	1,852,885	58,469	—	67,426
Total	$25,583,160	$3,790,078	$(3,949,093)	$(581,917)	$4,308,218	$29,150,446	3,127,279	$747,352	$422,064

(B)	Non-income producing securities.
(C)	Rate disclosed reflects the yield at July 31, 2024.
(D)
There were no transfers in or out of Level 3 during the period ended July 31, 2024. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica ClearTrack® 2030

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica ClearTrack® 2030 (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds